OPERATING LEASE	12 Months Ended
Mar. 31, 2023
OPERATING LEASE
OPERATING LEASE

15. OPERATING LEASE

The Group has operating leases primarily for office and operations space. The Group’s operating lease arrangements have remaining terms of one year to years.

Supplemental consolidated balance sheet information related to leases were as follows:

	March 31, 2022	March 31, 2023
	RMB	RMB

Right-of-use assets	29,584	84,461

Operating lease liabilities - current	10,994	7,667
Operating lease liabilities - non-current	10,866	77,462
Total operating lease liabilities	21,860	85,129

Weighted average remaining lease term	2.25	8.64
Weighted average incremental borrowing rate	5.19%	5.13%

Total operating lease costs were RMB36.3 million for the fiscal year ended March 31, 2021 including RMB33.0 million recorded from continuing operations and RMB3.3 million from discontinued operations. Total short-term lease costs were RMB11.7 million for the fiscal year ended March 31, 2021, including RMB8.4 million recorded from continuing operations and RMB3.3 million from discontinued operations.

Total operating lease costs were RMB19.8 million for the fiscal year ended March 31, 2022. Total short-term lease costs were RMB3.3 million for the fiscal year ended March 31, 2022.

Total operating lease costs were RMB23.4 million for the fiscal year ended March 31, 2023. Total short-term lease costs were RMB5.9 million for the fiscal year ended March 31, 2023.

Supplemental cash flow information related to leases in both continuing and discontinued operations were as follows:

	For the fiscal year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB

Cash paid for amounts included in the measurement of lease liabilities	13,599	23,547	10,231
Right-of-use assets obtained in exchange for operating lease liabilities	46,829	23,628	84,947

Maturities of operating lease liabilities are as follows:

March 31, 2023
RMB

Fiscal year ended March 31, 2024	11,174
Fiscal year ended March 31, 2025	8,821
Fiscal year ended March 31, 2026	9,263
Thereafter	76,411
Total operating lease payments	105,669
Less: imputed interest	(20,540)
Total lease liabilities	85,129